Schedule of Investments (unaudited) December 31, 2019	BlackRock International Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.5%

Australia — 4.6%
Ansell Ltd.	210,793	$4,292,355
Sonic Healthcare Ltd.	334,829	6,751,129

		11,043,484

Canada — 12.6%
Rogers Communications, Inc., Class B	258,608	12,841,280
TELUS Corp.	446,480	17,287,755

		30,129,035

Denmark — 3.2%
Novo Nordisk A/S, Class B	133,649	7,744,804

Finland — 1.9%
Kone OYJ, Class B	69,838	4,566,576

France — 6.6%
Sanofi	92,011	9,240,472
Schneider Electric SE	64,450	6,621,605

		15,862,077

Germany — 4.6%
Deutsche Post AG, Registered Shares	288,223	10,959,493

India — 1.0%
Jasper Infotech Private Ltd. (Acquired 5/7/14, cost $7,423,816)(a)(b)(c)	9,970	2,512,938

Netherlands — 6.4%
Heineken NV	53,447	5,704,312
Koninklijke Philips NV	194,373	9,501,716

		15,206,028

Singapore — 5.1%
DBS Group Holdings Ltd.	329,200	6,347,385
United Overseas Bank Ltd.	302,500	5,949,156

		12,296,541

Sweden — 1.6%
Svenska Handelsbanken AB, A Shares	344,414	3,709,427

Switzerland — 13.1%
Cie Financiere Richemont SA, Registered Shares	45,867	3,584,549
Nestle SA, Registered Shares	110,672	11,981,934
Novartis AG, Registered Shares	125,869	11,918,486

Security	Shares	Value

Switzerland (continued)
SGS SA, Registered Shares	1,364	$3,735,551

		31,220,520

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	342,000	3,785,198

United Kingdom — 25.7%
AstraZeneca PLC	44,640	4,468,134
BAE Systems PLC	1,236,205	9,255,922
British American Tobacco PLC	312,050	13,262,864
Diageo PLC	138,088	5,818,610
GlaxoSmithKline PLC	536,897	12,615,575
RELX PLC	174,852	4,410,279
Unilever PLC	199,693	11,431,033

		61,262,417

United States — 8.5%
3M Co.	39,834	7,027,514
Amcor PLC — CDI	1,205,181	13,177,701

		20,205,215

Total Common Stocks — 96.5% (Cost: $211,651,485)		230,503,753

Preferred Stocks — 2.2%

China — 2.2%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $2,770,046)(a)(b)(c)	101,000	5,143,930

Total Preferred Stocks — 2.2% (Cost: $2,770,046)		5,143,930

Total Long-Term Investments — 98.7% (Cost: $214,421,531)		235,647,683

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(d)(e)	1,326,536	1,326,536

Total Short-Term Securities — 0.5% (Cost: $1,326,536)		1,326,536

Total Investments — 99.2% (Cost: $215,748,067)		236,974,219

Other Assets Less Liabilities — 0.8%		1,802,777

Net Assets — 100.0%		$238,776,996

(a)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,656,868, representing 3.2% of its net assets as of period end, and an original cost of $10,193,862.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,326,536	1,326,536	$1,326,536	$3,444	$1	$—

(a)	Includes net capital gain distributions, if applicable.

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock International Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$11,043,484	$—	$11,043,484
Canada	30,129,035	—	—	30,129,035
Denmark	—	7,744,804	—	7,744,804
Finland	—	4,566,576	—	4,566,576
France	—	15,862,077	—	15,862,077
Germany	—	10,959,493	—	10,959,493
India	—	—	2,512,938	2,512,938
Netherlands	—	15,206,028	—	15,206,028
Singapore	—	12,296,541	—	12,296,541
Sweden	—	3,709,427	—	3,709,427
Switzerland	—	31,220,520	—	31,220,520
Taiwan	—	3,785,198	—	3,785,198
United Kingdom	—	61,262,417	—	61,262,417
United States	7,027,514	13,177,701	—	20,205,215
Preferred Stocks	—	—	5,143,930	5,143,930
Short-Term Securities	1,326,536	—	—	1,326,536

	$38,483,085	$190,834,266	$7,656,868	$236,974,219

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2019	$2,530,785	$5,143,930	$7,674,715
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Other	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(17,847)	—	(17,847)
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of December 31, 2019	$2,512,938	$5,143,930	$7,656,868

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019(a)	$(17,847)	$—	$(17,847)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019, is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock International Dividend Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)
Assets:
Common Stocks	$2,512,938	Market	Revenue Multiple	5.25x
Preferred Stocks	5,143,930	Market	Recent Transactions	—

	$7,656,868

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

3